Common Stock - Schedule of Reserved Shares of Common Stock for Future Issuance (Detail) - shares	Mar. 31, 2015	Mar. 26, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Class of Stock [Line Items]
For conversion of Series A Preferred, Series B Preferred, Series C Preferred, Series C-2 Preferred, Series D-1 Preferred, and Series D-2 Preferred and exercise of warrants to purchase Series C-1 Preferred and subsequent conversion of the shares purchased			0	1,675,812
Outstanding stock options			615,322	137,610	154,277
Outstanding common stock warrants			0	257,242
Outstanding Series C-1 convertible preferred stock warrants	14,033		14,033	13,879
Total common shares reserved for future issuance	1,652,499		847,711	2,134,277
2014 Equity Incentive Plan [Member]
Class of Stock [Line Items]
For possible future issuance under stock option plan	561,000		180,610	49,734
2014 Employee Stock Purchase Plan [Member]
Class of Stock [Line Items]
For possible future issuance under stock option plan	52,050		37,746	0
2015 Inducement Plan [Member]
Class of Stock [Line Items]
For possible future issuance under stock option plan	450,000	450,000	0